Adjusting Items Included In Profit from Operations - Net Financing Costs and Associates- Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020
Disclosure of Adjusting Items [Line Items]
Net finance costs	£ 771		£ 822	£ 1,795
Interest incurred on adjusting tax payable	10		£ 3	11
Impairment of investments held at fair value	24
Interest and fair value related to repurchase of bonds		£ 142
Interest costs		157
Amortisation charge of acquired intangibles	£ 1
ITC Ltd.
Disclosure of Adjusting Items [Line Items]
Ownership interest in associates	29.41%		29.42%
Gain on disposal of ownership	£ 8		£ 19	17
Group’s portion of charges related to stocks destroyed	4
Russia excise dispute
Disclosure of Adjusting Items [Line Items]
Net credit recognised in relation to excise dispute				10
Adjusting Items
Disclosure of Adjusting Items [Line Items]
Net finance costs	34		3	153
FII GLO
Disclosure of Adjusting Items [Line Items]
Interest expense of claims	£ 10		£ 12	£ 21
Early Redemption and Repurchase of Bonds
Disclosure of Adjusting Items [Line Items]
Fair value gains to repurchase of bonds		£ 15
Tender Offer
Disclosure of Adjusting Items [Line Items]
Tender offer						£ 2,653
Make-whole Redemption
Disclosure of Adjusting Items [Line Items]
Make-whole bond redemption exercise					£ 462